Goodwill and other intangible assets	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
7.             Goodwill and other intangible assets

Goodwill	March 31, 2012	December 31, 2011
Acquisitions of retail stores	$434,913	$432,189
Acquisition of Hefeng	107,968	107,968
Total	$542,881	$540,157

Other intangible assets
Pharmaceutical licenses	$799,197	$799,197
Customer contracts	90,729	90,729
Trademarks, technology know-how and patents	118,480	118,146
	1,008,406	1,008,072
Accumulated amortization	(524,947)	(503,124)
Net	$483,459	$504,948

During the three months ended March 31, 2012 and 2011, amortization of intangible assets amounted to $21,983 and $23,447, respectively.

10.	Goodwill and other intangible assets, net

	As of December 31,
	2011	2010

Goodwill
Acquisition of retail stores	$432,189	$452,450
Acquisition of Hefeng Pharmaceutical	107,968	107,968

	$540,157	$560,418

Other intangible assets
Pharmaceutical licenses	$799,197	$799,197
Customer contracts	90,729	90,729
Trademarks, technology know-how and patents	118,146	99,892
	1,008,072	989,818
Accumulated amortization	(503,124)	(408,337)

	$504,948	$581,481

During the years ended December 31, 2011 and 2010, amortization expense was $95,493 and $79,346, respectively.

The estimated aggregate amortization expenses for other intangible assets for the future years are as follows:

Year

2012	$92,014
2013	90,399
2014	82,585
2015	79,920
2016	79,920
Thereafter	80,110

$504,948